Convertible Debentures - Windsor Private Capital (Details)	Jul. 22, 2022 CAD ($) $ / shares	Dec. 09, 2020 shares	Dec. 08, 2020 CAD ($) $ / shares shares	Jan. 06, 2020 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) Y $ / shares	Jun. 02, 2022 CAD ($)	Oct. 31, 2021 CAD ($) $ / shares	Dec. 08, 2020 $ / shares	Dec. 08, 2020	Dec. 08, 2020 Y	Oct. 31, 2020 CAD ($) $ / shares	Jan. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Warrants exercise price | $ / shares	$ 2.73				$ 2.5774		$ 2.5995				$ 0.4159
Warrants term	60 months
Outstanding debt					$ 12,257,000		$ 13,493,000
Derivative liability					15,497,000		10,724,000				$ 5,796,000
Equity component					$ 717,000		$ 859,000
Fair value of warrants	$ 4,732,000					$ 4,732,000
Expected term
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | Y					2
Senior secured, non-revolving term credit facility
Disclosure of detailed information about borrowings [line items]
Principal amount of loan			$ 1,000,000	$ 10,000,000
Available to draw down				6,000,000
Available to draw subject to satisfaction of condition				$ 4,000,000
Period of extension for debt instrument				1 year
Period of hold for debt instrument				6 months
Maturity period				1 year
Placement fee percentage				3.50%
Number of warrants issuable | shares				1
Warrants issued | shares				58,823,529
Number of common shares for each warrant | shares				15
Warrants exercise price | $ / shares				$ 3.83
Warrants term				2 years
Interest rate				11.50%					10.00%
Outstanding debt			5,000,000									$ 5,000,000
Proceeds from convertible debentures				$ 5,000,000
Proceeds from convertible debentures net of transaction costs				4,743,000
Debt transaction costs paid				257,000
Derivative liability				364,000
Fair value liability component			5,577,000	4,309,000
Equity component				327,000
Fair value of warrants			389,000	$ 364,000
Warrant, measurement input									0.0052
Gain loss on extinguishment of debenture			$ (199,000)
Warrants cancelled | shares			23,529,412
Senior secured, non-revolving term credit facility | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares			$ 0.17	$ 0.17
Senior secured, non-revolving term credit facility | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price | $ / shares			$ 2.55	$ 2.55
Shares issued for debt | shares		2,345,097
Senior secured, non-revolving term credit facility | Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issuable | shares				1
Original principal amount of debenture				$ 0.17
Warrants issued | shares				58,823,529
Number of common shares for each warrant | shares				1
Warrants exercise price | $ / shares				$ 0.255
Warrants term				2 years
Senior secured, non-revolving term credit facility | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Fair value of warrants			$ 199,000
Warrant, measurement input			0					0.165	0.35	1.0
Gains on change in fair value of derivatives			$ 176,000
Amount of derivative liability moved to convertible debenture - equity			$ 199,000
Senior secured, non-revolving term credit facility | Share price
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares								0.165
Senior secured, non-revolving term credit facility | Expected term
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | Y										1.0
Senior secured, non-revolving term credit facility | Dividend payment
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input			0
Senior secured, non-revolving term credit facility | Volatility
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input									0.35
Senior secured, non-revolving term credit facility | Risk free interest rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input									0.0052
Senior secured, non-revolving term credit facility | Exercise price
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input | $ / shares								0.255
Senior secured, non-revolving term credit facility | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input									0.18